Financial risk management and financial instruments - Derivatives Entered (Details) € in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) $ / bbl R / $ $ / € MMBbls	Jun. 30, 2023 USD ($) R / $ $ / bbl $ / gal MT $ / € MMBbls	Jun. 30, 2024 EUR (€) $ / bbl R / $ $ / € MMBbls	Jun. 30, 2023 EUR (€) R / $ $ / bbl $ / gal MT $ / € MMBbls
Crude oil put options purchased
Financial risk management and financial instruments
Number of barrels - open positions | MMBbls	16.8	16.3	16.8	16.3
Number of barrels - settled | MMBbls	18.0		18.0
Annual average floor price | $ / bbl	58.7	49.4	58.7	49.4
Premium paid	$ 94.8	$ 42.0
Crude oil zero cost collar
Financial risk management and financial instruments
Number of barrels - settled | MMBbls		29.0		29.0
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount - open positions		$ 2.0
Contract/Notional amount - settled	$ 2.0	$ 21.0
Annual average floor price | $ / bbl		75.0		75.0
Ethane swap options
Financial risk management and financial instruments
Number of barrels - open positions | MMBbls		3.6		3.6
Number of barrels - settled | MMBbls	3.6	1.3	3.6	1.3
Annual average floor price | $ / gal		0.301		0.301
Coal swap options
Financial risk management and financial instruments
Number of tons - settled | MT		0.9		0.9
Forward exchange contracts | US Dollar
Financial risk management and financial instruments
Contract/Notional amount - open positions	$ 1,080.0	$ 836.0
Annual average floor price | R / $	18.90	18.61	18.90	18.61
Forward exchange contracts | Euro
Financial risk management and financial instruments
Contract/Notional amount - open positions | €			€ 43	€ 30
Annual average floor price | $ / €	1.08	1.10	1.08	1.10
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount - open positions	$ 1,530.0	$ 2,760.0
Contract/Notional amount - settled		$ 4,400.0
Annual average floor price | R / $	17.53	16.72	17.53	16.72
Annual average cap price | R / $	22.65	20.70	22.65	20.70